Offerings - Offering: 1	Oct. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	5,620,254
Proposed Maximum Offering Price per Unit	1.71
Maximum Aggregate Offering Price	$ 9,610,634.34
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,327.23
Offering Note	Pursuant to Rule 416(a) under the United States Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 shall cover any additional common shares, no par value per share (the "Common Shares"), of MindWalk Holdings Corp. (the "Company") that become issuable under the ImmunoPrecise Antibodies Ltd. 2025 Stock Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Company's receipt of consideration which would increase the number of outstanding Common Shares. Represents 5,620,254 Common Shares available for future issuance under the Plan. The proposed maximum offering price per share and the registration fee were calculated in accordance with Rule 457(c) and (h) promulgated under the Securities Act, based on the average high and low prices for the Common Shares as reported on the Nasdaq Capital Market on October 15, 2025.